Teachers Insurance and Annuity Association of America College Retirement and Equities Fund	F. Scott Thomas Senior Counsel
8500 Andrew Carnegie Boulevard Charlotte, NC 28262	704.988.3687 (tel) 704.988.4924 (fax) fthomas@tiaa-cref.org

May 2, 2008

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Rule 497(j) Filing for TIAA-CREF Life Funds (the “Funds”)

Commissioners:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), this letter serves as certification that: (i) the form of prospectus and Statement of Additional Information that the Funds would have filed under Rule 497(c) under the Securities Act would not have differed from the prospectus and SAI contained in Post-Effective Amendment No. 15 to the Funds’ Registration Statement on Form N-1A (File No. 333-61759); and (ii) the text of this amendment was filed electronically via EDGAR on April 21, 2008 with an effective date of May 1, 2008.

Please contact the undersigned at the number listed above should you have any questions or comments regarding this letter.

Sincerely,

/s/ F. Scott Thomas
F. Scott Thomas